Note 6 - Transactions with Related Parties	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).On June 30, 2016 these agreements were amended and the compensation for the provision of the Company’s executive officers was reduced.

The fees charged by Central Mare for the six month periods ended June 30, 2015 and 2016 are as follows:

	Six Month Period Ended June 30,
	2015	2016	Presented in:
Executive officers and other personnel expenses	780	330	General and administrative expenses - Statement of comprehensive (loss)/income
Amortization of awarded shares	62	16	Management fees - related parties - Statement of comprehensive (loss)/income
Total	842	346

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On March 10, 2014, the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party affiliated with the family of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis, and on March 10, 2014 and June 18, 2014 the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively.

The fees charged by and expenses relating to CSM for the periods ended June 30, 2015 and 2016 are as follows:

	Six Months Ended June 30,
	2015	2016	Presented in:
Management fees	92	95	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	235	658	Management fees - related parties -Statement of comprehensive (loss)/income
Supervision services fees	37	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	35	40	Vessel operating expenses -Statement of comprehensive (loss)/income
	68	45	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	100	90	Management fees - related parties -Statement of comprehensive (loss)/income
Financing fees	-	91	Current and non-current portion of long-term debt – Balance sheet
Commission for sale and purchase of vessels	570	-	Capitalized in Vessels, net/ Advances for vessels acquisitions / under construction – Balance sheet
Commission on charter hire agreements	55	146	Voyage expenses - Statement of comprehensive (loss)/income
Total	1,192	1,199

For periods ended June 30, 2015 and 2016, CSM charged the Company newbuilding supervision related pass-through costs amounting to $516 and $491 respectively, that are not included in the table above.